RELATED PARTY DISCLOSURES - Transactions are proceeded with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholder
RELATED PARTY DISCLOSURES
Interest income on loans granted to	€ 1,077	€ 526	€ 159
Interest expense on loans received from	737	165	53
Salary and Bonus	1,149	988	910
Outstanding balances - Liabilities	24,102	24,064
Outstanding balances - Receivables	107	67,926
Key management personnel
RELATED PARTY DISCLOSURES
Interest expense on loans received from	12	88	88
Salary and Bonus	1,562	1,262	1,332
Outstanding balances - Liabilities	280	2,528
Joint ventures
RELATED PARTY DISCLOSURES
Purchases of goods or services	3	2,511	20
Sale of goods or services	427	505	817
Outstanding balances - Liabilities	358	358
Outstanding balances - Receivables	2,655	951
Other related parties
RELATED PARTY DISCLOSURES
Interest expense on loans received from	558	409	400
Purchases of goods or services	236	663	618
Sale of goods or services	11,801	592	€ 797
Outstanding balances - Liabilities	25,359	15,345
Outstanding balances - Receivables	€ 221	€ 23,062